CONVERTIBLE LOANS (Schedule of Convertible Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Balance	$ 3,893
Conversion into Ordinary shares on IPO (see Note 10b)	(4,138)
Balance		$ 3,893
Convertible loans [Member]
Disclosure of detailed information about borrowings [line items]
Balance	3,893	14,720	$ 8,053
Additions			6,110
Maturity during period		(1,053)
Conversion to Series B-1 preferred shares		(11,695)
Financial expenses		48	105
Changes in fair value		1,873	452
Changes in fair value up to IPO	245
Conversion into Ordinary shares on IPO (see Note 10b)	(4,138)
Balance		3,893	14,720
Warrants to purchase preferred shares and shares [Member] | Level 3 [Member]
Disclosure of detailed information about borrowings [line items]
Balance		1,637	215
Additions			1,319
Changes in fair value		351	103
Conversion to warrants to purchase Series B preferred shares		(1,988)
Balance			$ 1,637